Schedule of Investments (unaudited)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.0%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/23	$300	$311,131
Series A, 5.00%, 09/01/23	325	337,059
Series B, 5.00%, 09/01/23	310	321,502
Alabama Public School & College Authority RB
Series C, 5.00%, 06/01/23	100	102,869
Series A, 3.00%, 06/01/23	335	339,103
Series A, 5.00%, 02/01/23	505	513,857
Alabama Public School and College Authority RB
Series A, 5.00%, 11/01/23	170	177,181
Series B, 5.00%, 01/01/23	290	294,251
City of Huntsville AL GOL
Series C, 5.00%, 05/01/23	130	133,479
Series D, 5.00%, 05/01/23	115	118,078
State of Alabama GO
Series A, 5.00%, 08/01/23	255	263,845
Series A, 5.00%, 11/01/23	400	417,150
Series C, 5.00%, 08/01/23	155	160,376
Series C, 5.00%, 11/01/23	290	302,433
University of Alabama (The) RB, Series B, 5.00%, 07/01/23	190	195,955
University of Alabama at Birmingham RB
5.00%, 10/01/23	700	728,113
Series A, 5.00%, 10/01/23	135	140,422
		4,856,804
Alaska — 0.1%
Municipality of Anchorage AK GO, Series D, 5.00%, 09/01/23	165	171,031
State of Alaska GO, Series B, 5.00%, 08/01/23	100	103,388
		274,419
Arizona — 2.4%
Arizona Department of Transportation State Highway Fund Revenue RB, 5.00%, 07/01/23	460	474,459
Arizona Health Facilities Authority RB, Series A, 5.00%, 01/01/23	35	35,491
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/23	365	378,543
Arizona State University RB
5.00%, 08/01/23	150	155,112
Series B, 5.00%, 07/01/23	220	226,936
Series C, 5.00%, 07/01/23	295	304,300
Arizona Transportation Board RB
5.00%, 07/01/23	2,105	2,171,167
Series A, 5.00%, 07/01/23	100	103,143
Arizona Water Infrastructure Finance Authority RB, Series A, 5.00%, 10/01/23	170	176,928
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/23	35	36,103
City of Phoenix AZ GO, 5.00%, 07/01/23	120	123,816
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/23	735	758,239
5.50%, 07/01/23 (NPFGC)	85	88,072
Series A, 5.00%, 07/01/23	575	593,084
Series B, 5.00%, 07/01/23	610	629,242
Series D, 5.00%, 07/01/23	505	520,453
Series B, 5.00%, 07/01/23	140	144,427
City of Scottsdale AZ GO, 5.00%, 07/01/23	120	123,839
City of Tucson AZ Water System Revenue RB, Series A, 5.00%, 07/01/23	420	433,124
County of Pima AZ GOL, 4.00%, 07/01/23	310	317,028
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/23	580	598,393
Security	Par (000)	Value

Arizona (continued)
Maricopa County Community College District GO, 5.00%, 07/01/23	$200	$206,361
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/23	75	77,385
Maricopa County Unified School District No. 80 Chandler GOL, 4.50%, 07/01/23	40	41,095
Maricopa County Union High School District No. 210-Phoenix GO
5.00%, 07/01/23	330	340,465
Series B, 5.00%, 07/01/23	175	180,550
Phoenix AZ, 4.00%, 07/01/23	685	694,222
Regional Public Transportation Authority RB, 5.25%, 07/01/23	135	139,586
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/23	365	370,350
Series A, 5.00%, 01/01/23	610	618,941
State of Arizona COP, 5.00%, 09/01/23	260	269,419
University of Arizona (The) RB
5.00%, 06/01/23	215	221,240
5.00%, 08/01/23	55	56,874
		11,608,387
Arkansas — 0.3%
State of Arkansas GO
4.25%, 06/01/23	35	35,774
5.00%, 04/01/23	315	322,187
5.00%, 10/01/23	800	831,183
University of Arkansas RB, Series A, 5.00%, 11/01/23	105	109,484
		1,298,628
California — 11.5%
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/23 (AGM)(a)	50	49,186
Anaheim Housing & Public Improvements Authority RB, Series A, 5.00%, 10/01/23	175	181,759
Bay Area Toll Authority RB
5.00%, 04/01/23	100	102,315
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	100	102,302
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	135	138,329
Benicia Unified School District GO, Series B, 0.00%, 08/01/23 (NPFGC)(a)	80	78,519
California Educational Facilities Authority RB, Series T-5, 5.00%, 03/15/23	590	603,112
California Health Facilities Financing Authority RB
5.00%, 11/15/23	25	26,054
Series A, 4.00%, 03/01/23	70	70,899
Series A, 5.00%, 11/15/23	15	15,669
Series B, 5.00%, 11/15/23	110	114,423
California Infrastructure & Economic Development Bank RB, Series A, 5.00%, 10/01/23	185	192,496
California State Public Works Board RB
5.00%, 09/01/23	200	207,399
Series A, 5.00%, 03/01/23	170	173,469
Series A, 5.00%, 09/01/23	175	181,474
Series A, 5.25%, 06/01/23 (ETM NPFGC)	15	15,471
Series B, 5.00%, 10/01/23	665	691,314
Series C, 5.00%, 11/01/23	65	67,746
Series D, 5.00%, 09/01/23	600	622,197
Series F, 5.00%, 05/01/23	940	964,445
Series F, 5.00%, 09/01/23	255	264,434
Series G, 5.00%, 09/01/23	20	20,740
Series H, 5.00%, 06/01/23	195	200,610
Series H, 5.00%, 12/01/23	125	130,612

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series I, 5.00%, 11/01/23	$545	$568,021
California State University RB
5.00%, 11/01/23	170	177,289
Series A, 5.00%, 11/01/23	1,085	1,131,528
Series C, 5.00%, 11/01/23 (AGM)	120	125,145
Chabot-Las Positas Community College District GO, 4.00%, 08/01/23	195	199,841
City of Los Angeles CA GO, 5.00%, 09/01/23	350	362,910
City of Los Angeles CA Wastewater System Revenue RB
Series B, 4.00%, 06/01/23	100	102,072
Series B, 5.00%, 06/01/23	125	128,617
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/23	745	777,414
Series B, 5.00%, 11/01/23	100	104,351
Coast Community College District GO
5.00%, 08/01/26 (PR 08/01/23)	1,200	1,241,989
Series A, 5.00%, 08/01/23	100	103,438
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/23	320	326,531
Contra Costa Water District RB, Series T, 5.00%, 10/01/23	230	239,210
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/23	185	190,322
Eastern Municipal Water District RB, Series A, 5.00%, 07/01/23	50	51,595
Escondido Union High School District GO, Series A, 0.00%, 08/01/23 (AGC)(a)	150	147,223
Folsom Cordova Unified School District School Facilities Improvement Dist No. 4 GO, Series A, 0.00%, 10/01/23 (NPFGC)(a)	195	190,746
Foothill-De Anza Community College District GO, 5.00%, 08/01/23	140	144,828
Grossmont Union High School District GO, 4.00%, 08/01/23	125	128,128
Huntington Beach Union High School District GO, 5.00%, 08/01/23	135	139,614
Irvine Ranch Water District SA, 5.00%, 02/01/23	30	30,522
Laguna Beach Unified School District GO, 4.00%, 08/01/23	155	158,879
Las Virgenes Unified School District GO
Series C, 0.00%, 11/01/23 (NPFGC)(a)	50	48,826
Series D, 0.00%, 09/01/23 (NPFGC)(a)	105	102,883
Long Beach Community College District GO
5.00%, 08/01/23	115	118,989
Series D, 0.00%, 05/01/23 (NPFGC)(a)	165	162,752
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/23	450	465,609
Series C, 5.00%, 08/01/23	375	388,008
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/23	125	129,231
Series A, 5.00%, 06/01/23	585	601,952
Series A, 5.00%, 07/01/23	1,470	1,519,285
Series C, 5.00%, 07/01/23	185	191,262
Los Angeles County Sanitation Districts Financing Authority RB, 5.00%, 10/01/23	410	426,175
Los Angeles Department of Water & Power Power System Revenue RB, 5.00%, 07/01/23	135	139,319
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/23	250	257,997
Series A, 5.00%, 07/01/23	295	304,437
Series B, 4.00%, 07/01/23	150	153,442
Los Angeles Department of Water & Power, RB
Series A, 5.00%, 07/01/23	150	154,798
Security	Par (000)	Value

California (continued)
Series B, 5.00%, 07/01/23	$165	$170,278
Series D, 4.00%, 07/01/23	205	209,704
Series E, 5.00%, 07/01/23	165	170,278
Los Angeles Unified School District/CA GO
Series A, 4.00%, 07/01/23	595	608,599
Series A, 5.00%, 07/01/23	2,085	2,151,505
Series B-1, 5.00%, 07/01/23	1,000	1,031,897
Series C, 5.00%, 07/01/23	185	190,901
Metropolitan Water District of Southern California RB
5.00%, 07/01/23	995	1,026,460
Series A, 5.00%, 07/01/23	150	154,743
Series B, 5.00%, 09/01/23	75	77,783
Series E, 5.00%, 07/01/23	2,500	2,579,278
Modesto Irrigation District RB, 5.00%, 10/01/23	220	228,810
Mount Diablo Unified School District/CA GO, Series F, 5.00%, 08/01/23	20	20,698
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/23	475	495,486
Newport Mesa Unified School District GO, Series 2007, 0.00%, 08/01/23 (NPFGC)(a)	50	49,191
Northern California Power Agency RB, 5.00%, 08/01/23	75	77,602
Orange County Water District RB, 5.00%, 08/15/23	375	388,488
Palomar Community College District GO, Series B, 0.00%, 08/01/23(a)	200	196,297
Rancho Santiago Community College District GO, 4.00%, 09/01/23	50	51,338
Riverside County Transportation Commission RB, Series A, 5.00%, 06/01/23	1,010	1,039,399
Sacramento Municipal Utility District RB
5.00%, 08/15/23	245	253,683
Series D, 5.00%, 08/15/23	125	129,430
San Diego Community College District GO
0.00%, 08/01/23(a)	35	34,369
5.00%, 08/01/23	125	129,336
San Diego County Regional Transportation Commission RB, Series A, 5.00%, 04/01/23	75	76,762
San Diego County Water Authority RB, 5.00%, 05/01/23	100	102,646
San Diego Public Facilities Financing Authority RB, 5.00%, 10/15/23	65	67,653
San Diego Unified School District/CA GO
5.00%, 07/01/23	335	345,810
Series A, 0.00%, 07/01/23 (NPFGC)(a)	150	147,721
Series H-2, 3.00%, 07/01/23	200	202,836
Series H-2, 5.00%, 07/01/23	350	361,294
Series J-2, 5.00%, 07/01/23	135	139,356
San Diego Unified School District/CA RB, Series N-2, 5.00%, 07/01/23	225	232,260
San Francisco City & County Airport Commission San Francisco International Airport RB, Series D, 5.00%, 05/01/23	135	138,531
San Jose Evergreen Community College District GO
5.00%, 09/01/23	180	186,738
Series A, 5.00%, 09/01/23	285	295,668
San Jose Financing Authority RB, Series A, 5.00%, 06/01/23	25	25,723
San Mateo County Community College District GO, Series A, 0.00%, 09/01/23 (NPFGC)(a)	160	157,313
San Mateo Joint Powers Financing Authority RB, Series A, 5.00%, 07/15/23	180	185,750
San Mateo Union High School District GO
Series A, 4.00%, 09/01/23	140	143,746
Series A, 5.00%, 09/01/23	125	129,679
Series B, 0.00%, 09/01/23 (NPFGC)(a)	160	157,195

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Ramon Valley Unified School District/CA GO, 5.00%, 08/01/23	$500	$517,394
Santa Clara County Financing Authority RB, Series Q, 5.00%, 05/15/23	105	107,900
Santa Clara Unified School District GO, 5.00%, 07/01/23	850	876,955
Santa Monica Community College District GO, Series A, 5.00%, 08/01/23	290	300,147
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/23 (NPFGC)(a)	100	98,148
Series B, 4.00%, 08/01/23	200	204,985
Southern California Public Power Authority RB, Series A, 5.00%, 07/01/23	390	402,331
State of California Department of Water Resources RB
5.00%, 12/01/23	125	130,612
5.00%, 12/01/24 (PR 06/01/23)	1,000	1,029,361
Series AS, 5.00%, 12/01/23	370	386,610
Series AW, 5.00%, 12/01/23	215	224,652
Series AX, 5.00%, 12/01/23	415	433,630
Series BA, 5.00%, 12/01/23	235	245,550
State of California GO
4.00%, 03/01/23	75	76,116
4.00%, 05/01/23	230	234,349
4.00%, 10/01/23	315	324,031
5.00%, 02/01/23	100	101,779
5.00%, 08/01/23	2,015	2,084,894
5.00%, 09/01/23	2,630	2,728,449
5.00%, 10/01/23	1,030	1,071,367
5.00%, 11/01/23	1,820	1,898,030
5.00%, 12/01/23	945	988,063
Series B, 5.00%, 08/01/23	715	739,801
Series B, 5.00%, 09/01/23	635	658,770
Torrance Unified School District GO
5.00%, 08/01/23	115	119,012
5.00%, 08/01/39 (PR 08/01/23)	230	238,048
University of California RB
Series AF, 5.00%, 05/15/23	335	344,278
Series AK, VRDN, 5.00%, 05/15/48 (Put 05/15/23)(b)(c)	4,825	4,942,501
Series AO, 5.00%, 05/15/23	495	508,709
Series AR, 4.00%, 05/15/23	210	214,181
West Valley-Mission Community College District GO, 5.00%, 08/01/23	500	517,850
		54,460,889
Colorado — 1.0%
Adams County School District No. 1 GO, 4.00%, 12/01/23 (SAW)	250	257,945
Arapahoe County School District No. 6 Littleton GO, 5.00%, 12/01/23 (SAW)	1,000	1,044,757
Board of Water Commissioners City & County of Denver (The) RB, Series B, 5.00%, 09/15/23	130	135,032
City & County of Denver Co. Airport System Revenue RB
Series A, 5.00%, 11/15/23	430	448,694
Series B, 5.00%, 11/15/23	200	208,695
City & County of Denver Co. GO, 5.00%, 08/01/23	1,000	1,034,687
City of Colorado Springs Co. Utilities System Revenue RB, Series C, 5.00%, 11/15/23	100	104,347
Denver City & County School District No. 1 GO, 5.00%, 12/01/23 (SAW)	415	433,912
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/23 (NPFGC)(a)	120	117,204
Metro Wastewater Reclamation District RB, Series A, 5.00%, 04/01/23	500	511,643
Security	Par (000)	Value

Colorado (continued)
University of Colorado RB, Series A-2, 5.00%, 06/01/23	$390	$401,188
		4,698,104
Connecticut — 2.1%
City of Stamford CT GO, 5.00%, 06/01/23	100	102,953
Connecticut State Health & Educational Facilities Authority RB
Series 2014-A, VRDN,1.10%, 07/01/48 (Put 02/07/23)(b)(c)	500	497,327
Series C-2, VRDN, 5.00%, 07/01/57 (Put 02/01/23)(b)(c)	1,030	1,046,514
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series B, 5.00%, 06/01/23	125	128,565
State of Connecticut GO
5.00%, 07/15/23	1,000	1,032,812
Series A, 5.00%, 03/15/23	275	281,094
Series A, 5.00%, 04/15/23	520	533,010
Series A, 5.00%, 10/15/23	505	525,674
Series B, 3.00%, 06/01/23	150	151,850
Series B, 5.00%, 04/15/23	200	205,003
Series B, 5.00%, 05/15/23	335	344,331
Series D, 5.00%, 06/15/23	120	123,607
Series D, 5.00%, 09/15/23	380	394,535
Series E, 5.00%, 09/01/23	190	197,029
Series E, 5.00%, 10/15/23	100	104,094
Series F, 5.00%, 09/15/23	175	181,694
Series F, 5.00%, 11/15/23	200	208,721
Series H, 5.00%, 11/15/23	120	125,233
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/23	145	147,083
Series A, 5.00%, 08/01/23	275	284,205
Series A, 5.00%, 09/01/23	190	196,862
Series A, 5.00%, 10/01/23	775	805,025
Series B, 5.00%, 08/01/23	105	108,515
Series B, 5.00%, 10/01/23	100	103,874
Series C, 5.00%, 01/01/23	1,800	1,825,856
University of Connecticut RB
Series A, 4.00%, 02/15/23	50	50,644
Series A, 5.00%, 02/15/23	100	101,820
Series A, 5.00%, 04/15/23	100	102,359
		9,910,289
Delaware — 0.8%
City of Wilmington DE GO, 3.00%, 06/01/23	160	161,960
County of New Castle DE GO
5.00%, 04/01/23	120	122,883
5.00%, 10/01/23	215	223,839
Delaware River & Bay Authority RB, Series B, 5.00%, 01/01/23	40	40,565
Delaware Transportation Authority RB, 5.00%, 07/01/23	1,325	1,367,140
State of Delaware GO
5.00%, 02/01/23	405	412,205
Series C, 5.00%, 03/01/23	640	653,212
Series A, 5.00%, 02/01/23	90	91,601
Series B, 5.00%, 07/01/23	165	170,263
Series C, 5.00%, 03/01/23	140	142,890
Series D, 5.00%, 07/01/23	210	216,698
		3,603,256
District of Columbia — 0.9%
District of Columbia GO
Series A, 5.00%, 06/01/23	2,060	2,120,484
Series B, 5.00%, 06/01/23	350	360,276
District of Columbia RB
5.00%, 07/15/23	20	20,587
Series A, 5.00%, 12/01/23	470	491,545

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/23	$150	$156,006
Series B, 5.00%, 10/01/23	215	223,635
Series C, 5.00%, 10/01/23	130	135,206
Washington Metropolitan Area Transit Authority RB
5.00%, 07/01/23	100	103,097
Series A, 5.00%, 07/15/23	500	516,358
Series A-1, 5.00%, 07/01/23	170	175,265
Series B, 5.00%, 07/01/23	220	226,813
		4,529,272
Florida — 3.9%
City of Jacksonville FL RB
5.00%, 10/01/23	110	114,158
Series C, 5.00%, 10/01/23	100	103,898
City of Orlando FL RB, Series B, 5.00%, 10/01/23	135	140,342
City of Tallahassee FL Utility System Revenue RB, 5.00%, 10/01/23	35	36,385
City of Tampa FL Sales Tax Revenue RB, 5.00%, 10/01/23	100	103,945
County of Broward FL Airport System Revenue RB
Series C, 5.00%, 10/01/23	110	114,236
Series C, 5.25%, 10/01/28 (PR 10/01/23)	800	834,143
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/23	330	341,735
County of Miami-Dade FL GO
5.00%, 07/01/23	25	25,790
Series 2015-D, 5.00%, 07/01/23	290	299,169
Series A, 5.00%, 07/01/23	390	402,331
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/23	460	474,587
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/23	1,050	1,091,176
Series B, 5.00%, 10/01/23	205	213,039
County of Orange FL Sales Tax Revenue RB, Series C, 5.00%, 01/01/23	130	131,933
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/23	110	114,418
County of Palm Beach FL Water & Sewer Revenue RB, 5.00%, 10/01/28 (PR 10/01/23)	1,240	1,289,361
County of Seminole FL Water & Sewer Revenue RB, Series A, 5.00%, 10/01/23	180	187,187
Florida Department of Environmental Protection RB
5.00%, 07/01/23	625	644,472
Series A, 5.00%, 07/01/23	765	788,833
Florida Department of Management Services COP, Series A, 5.00%, 08/01/23	210	217,072
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/23	125	129,887
Florida’s Turnpike Enterprise RB
Series A, 5.00%, 07/01/23	700	722,262
Series B, 5.00%, 07/01/23	625	644,877
Series C, 5.00%, 07/01/23	25	25,795
Hillsborough County School Board COP
5.00%, 07/01/23	100	103,004
Series A, 5.00%, 07/01/23	60	61,803
Jacksonville Transportation Authority RB, 5.00%, 08/01/23	185	191,193
Miami-Dade County Expressway Authority RB, Series A, 4.00%, 07/01/23	115	117,048
Orange County School Board COP
Series A, 5.00%, 08/01/23	90	93,031
Series D, 5.00%, 08/01/23	50	51,684
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/23	270	280,684
Security	Par (000)	Value

Florida (continued)
Orlando-Orange County Convention Center RB, 5.00%, 10/01/23	$270	$280,524
Orlando-Orange County Expressway Authority RB, Series B, 5.00%, 07/01/23	150	154,479
Palm Beach County School District COP
Series A, 5.00%, 08/01/23	115	118,919
Series B, 5.00%, 08/01/23	250	258,520
Pasco County School Board COP, Series A, 5.00%, 08/01/23	20	20,672
Reedy Creek Improvement District GOL
5.00%, 06/01/23	125	128,565
Series A, 5.00%, 06/01/23	255	262,272
School Board of Miami-Dade County (The) COP, Series D, 5.00%, 02/01/23	150	152,555
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/23	260	265,484
School District of Broward County/FL COP
Series A, 5.00%, 07/01/23	270	277,862
Series B, 5.00%, 07/01/23	170	174,950
Seminole County School Board COP, Series C, 5.00%, 07/01/23	20	20,614
State of Florida Department of Transportation RB, 5.00%, 07/01/23	100	103,190
State of Florida Department of Transportation Turnpike System Revenue RB, Series B, 5.00%, 07/01/23	140	144,453
State of Florida GO
5.00%, 06/01/23	2,035	2,093,549
5.00%, 07/01/23	50	51,604
Series A, 5.00%, 06/01/23	695	714,995
Series A, 5.00%, 07/01/23	950	980,479
Series B, 5.00%, 06/01/23	595	612,119
Series C, 5.00%, 06/01/23	355	365,214
Series E, 5.00%, 06/01/23	210	216,042
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/23	235	242,343
Series B, 5.00%, 07/01/23	700	721,873
Volusia County School Board COP, Series A, 5.00%, 08/01/23 (BAM)	110	113,704
		18,564,459
Georgia — 1.3%
City of Atlanta GA Department of Aviation RB, 5.00%, 07/01/23	390	402,078
City of Atlanta GA Water & Wastewater Revenue RB 5.00%, 11/01/23	160	166,758
Series A, 5.00%, 11/01/23	125	130,280
City of Gainesville GA Water & Sewerage Revenue RB, 5.00%, 11/15/23	60	62,616
County of DeKalb GA Water & Sewerage Revenue RB, 5.00%, 10/01/23	135	140,342
County of Forsyth GA GO, Series B, 5.00%, 03/01/23	190	193,922
Development Authority for Fulton County RB, 5.00%, 11/01/23	125	130,264
Forsyth County School District GO, 5.00%, 02/01/23	130	132,326
Georgia State Road & Tollway Authority RB, Series A, 5.00%, 06/01/23	150	154,240
Gwinnett County Development Authority COP, 5.25%, 01/01/23 (NPFGC)	115	116,828
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/23	500	517,343
Metropolitan Atlanta Rapid Transit Authority RB, 5.00%, 07/01/23	125	128,871
State of Georgia GO
Series A, 5.00%, 07/01/23	785	809,675
Series A-1, 5.00%, 02/01/23	450	457,892
Series C, 5.00%, 07/01/23	75	77,358

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Series C-1, 5.00%, 07/01/23	$150	$154,715
Series D, 5.00%, 02/01/23	355	361,226
Series E, 5.00%, 12/01/23	840	877,710
Series F, 5.00%, 01/01/23	1,000	1,014,658
		6,029,102
Hawaii — 1.4%
City & County Honolulu HI Wastewater System Revenue RB, Series B, 5.00%, 07/01/23	555	572,497
City & County of Honolulu HI GO
5.00%, 07/01/23	275	283,771
5.00%, 08/01/23	220	227,631
Series A, 5.00%, 09/01/23	320	331,979
Series A, 5.00%, 10/01/23	200	208,080
Series B, 4.00%, 10/01/23	100	102,890
Series B, 5.00%, 09/01/23	360	373,476
Series B, 5.00%, 10/01/23	100	104,040
Series C, 5.00%, 10/01/23	145	150,858
Series E, 4.00%, 09/01/23	145	148,880
County of Hawaii HI GO, Series D, 5.00%, 09/01/23	75	77,766
State of Hawaii GO
Series EH, 5.00%, 08/01/29 (PR 08/01/23)	500	516,939
Series EH, 5.00%, 08/01/30 (PR 08/01/23)	325	336,010
Series EH-2017, 5.00%, 08/01/23 (ETM)	520	537,616
Series EO, 5.00%, 08/01/23 (ETM)	50	51,669
Series EP, 5.00%, 08/01/23	320	330,841
Series EY, 5.00%, 10/01/23	385	400,098
Series EZ, 5.00%, 10/01/23	150	155,882
Series FE, 5.00%, 10/01/23	300	311,765
Series FG, 4.00%, 10/01/23	135	138,744
Series FG, 5.00%, 10/01/23	70	72,745
Series FH, 5.00%, 10/01/23	50	51,961
Series FK, 4.00%, 05/01/23	160	162,929
Series FK, 5.00%, 05/01/23	215	220,526
Series FN, 5.00%, 10/01/23	130	135,098
State of Hawaii State Highway Fund RB
Series A, 5.00%, 01/01/23	100	101,453
Series B, 4.00%, 01/01/23	165	166,720
Series B, 5.00%, 01/01/23	280	284,069
		6,556,933
Idaho — 0.1%
Idaho Housing & Finance Association RB, 5.00%, 07/15/23	330	340,361

Illinois — 1.6%
Chicago O’Hare International Airport RB
4.13%, 01/01/23	50	50,480
Series C, 5.00%, 01/01/23	100	101,416
Series B, 5.00%, 01/01/23	500	507,077
Series D, 5.00%, 01/01/23	90	91,274
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/23	200	205,216
Illinois Finance Authority RB
5.00%, 01/01/23	335	339,532
5.00%, 07/01/23	700	721,420
5.00%, 12/01/23	275	287,345
Series A, 5.00%, 10/01/23	280	291,013
State of Illinois GO
5.00%, 02/01/23	120	121,895
5.00%, 05/01/23	625	639,496
5.00%, 06/01/23	165	169,226
5.00%, 07/01/23	235	241,572
Security	Par (000)	Value

Illinois (continued)
5.00%, 08/01/23	$380	$391,510
5.38%, 05/01/23	145	148,764
Series A, 5.00%, 04/01/23	250	255,186
Series A, 5.00%, 10/01/23	200	206,971
Series B, 5.00%, 03/01/23	765	779,101
Series B, 5.00%, 10/01/23	460	476,033
Series B, 5.00%, 12/01/23	50	51,961
Series D, 5.00%, 11/01/23	915	948,907
State of Illinois RB
5.00%, 06/15/23	325	332,691
First Series, 6.00%, 06/15/23 (NPFGC)	90	92,900
Series C, 4.00%, 06/15/23	25	25,378
		7,476,364
Indiana — 0.8%
Ball State University, Series R, 5.00%, 07/01/23	240	247,433
Indiana Finance Authority RB
5.00%, 10/01/23	425	440,816
Series 2, 5.00%, 10/01/23	255	264,638
Series A, 5.00%, 02/01/23	60	61,113
Series A, 5.00%, 06/01/23	120	123,412
Series A, 5.00%, 12/01/23	110	114,834
Series B, 5.00%, 02/01/23	55	56,020
Series C, 5.00%, 12/01/23	1,225	1,280,159
Indiana Municipal Power Agency RB, Series A, 5.00%, 01/01/23	130	131,824
Indiana University RB
Series A, 5.00%, 06/01/23	175	180,094
Series X, 5.00%, 08/01/23	185	191,417
Purdue University COP
5.25%, 07/01/23	145	149,832
Series A, 5.00%, 07/01/23	195	201,057
Purdue University RB
5.00%, 07/01/23	130	134,038
Series A, 4.00%, 07/01/23	85	86,872
Series BB-1, 5.00%, 07/01/23	75	77,330
		3,740,889
Iowa — 0.3%
County of Polk IA GO, Series C, 5.00%, 06/01/23	220	226,218
Iowa City Community School District Infrastructure Sales Services & Use Tax, RB, 5.00%, 06/01/23	55	56,527
Iowa Finance Authority RB, 5.00%, 08/01/23	255	263,819
State of Iowa RB
5.00%, 06/15/23	145	149,333
Series A, 5.00%, 06/01/23	690	709,736
		1,405,633
Kansas — 0.3%
City of Wichita KS GO, Series 811, 5.00%, 06/01/23	135	138,929
Johnson County Water District No. 1 RB, Series A, 5.00%, 01/01/23	210	213,105
Kansas Development Finance Authority RB, Series B, 5.00%, 05/01/23	190	194,797
Sedgwick County Unified School District No. 259 Wichita GO, Series A, 4.00%, 10/01/23	70	71,982
State of Kansas Department of Transportation RB, Series A, 5.00%, 09/01/23	690	715,829
Wyandotte County-Kansas City Unified Government GO, Series D, 5.00%, 08/01/23	100	103,459
		1,438,101
Kentucky — 0.1%
Kentucky Asset Liability Commission RB, 5.25%, 09/01/23	500	518,898

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kentucky (continued)
Louisville & Jefferson County Metropolitan Sewer District RB, Series C, 5.00%, 05/15/23	$125	$128,452
		647,350
Louisiana — 0.7%
State of Louiliana RB, Series A, 5.00%, 06/15/23	25	25,758
State of Louisiana GO
4.00%, 05/15/30 (PR 05/15/23)	1,500	1,529,118
5.00%, 08/01/23	120	124,102
Series A, 4.00%, 09/01/23	75	76,966
Series A, 5.00%, 02/01/23	210	213,683
Series A, 5.00%, 04/01/23	35	35,810
Series C, 5.00%, 07/15/23	150	154,907
Series C, 5.00%, 08/01/23	500	517,091
Series D-1, 5.00%, 12/01/23	275	287,457
State of Louisiana RB
5.00%, 09/01/23	60	62,239
Series A, 5.00%, 06/15/23	300	309,096
		3,336,227
Maine — 0.8%
City of Portland ME GOL, 4.00%, 04/01/23	115	116,937
Maine Municipal Bond Bank RB
5.00%, 11/01/23	135	140,668
Series A, 5.00%, 09/01/23	860	891,806
Series A, 5.00%, 11/01/23	125	130,248
Series C, 5.00%, 11/01/23	225	234,447
Maine Turnpike Authority RB, 5.00%, 07/01/23	90	92,771
State of Maine GO
Series B, 5.00%, 06/01/23	990	1,018,857
Series D, 5.00%, 06/01/23	1,250	1,286,385
		3,912,119
Maryland — 4.2%
City of Baltimore MD GO, Series A, 5.00%, 10/15/23	200	207,943
City of Baltimore MD RB, Series D, 5.00%, 07/01/23	330	339,976
County of Anne Arundel MD GOL
5.00%, 04/01/23	115	117,701
5.00%, 10/01/23	1,565	1,627,853
County of Baltimore MD GO
5.00%, 02/01/23	510	518,996
5.00%, 08/01/23	100	103,438
5.00%, 11/01/23	180	187,649
County of Charles MD GO
5.00%, 10/01/23	1,030	1,071,366
5.00%, 11/01/23	10	10,429
County of Frederick MD GO, Series A, 5.00%, 08/01/23	240	248,203
County of Harford MD GO
5.00%, 07/01/23	1,500	1,547,845
5.00%, 09/15/23	260	270,064
County of Howard MD GO, Series A, 5.00%, 02/15/23	155	157,963
County of Montgomery MD GO
5.00%, 11/01/23	125	130,359
Series A, 5.00%, 11/01/23	590	615,296
Series A, 5.00%, 12/01/23	675	705,759
Series B, 5.00%, 11/01/23	465	484,936
Series B, 5.00%, 12/01/23	620	648,253
Series C, 5.00%, 10/01/23	295	306,848
County of Prince George’s MD COP, 5.00%, 10/15/23	25	25,959
County of Prince George’s MD GO, Series A, 5.00%, 09/15/23	120	124,768
County of Prince George’s MD GOL
5.00%, 07/01/23	250	258,183
Series A, 5.00%, 07/01/23	235	242,692
Security	Par (000)	Value

Maryland (continued)
State of Maryland Department of Transportation RB
4.00%, 09/01/23	$305	$313,161
5.00%, 02/15/23	690	703,192
5.00%, 09/01/23	200	207,487
5.00%, 10/01/23	910	946,547
State of Maryland GO
5.00%, 08/01/23	1,725	1,784,835
First Series, 5.00%, 06/01/23	1,715	1,764,920
Second Series, 5.00%, 08/01/23	90	93,122
Series A, 5.00%, 03/01/23	275	280,677
Series A, 5.00%, 08/01/23	510	527,691
Series B, 4.00%, 08/01/23	595	609,771
Series C, 5.00%, 08/01/23	1,325	1,370,960
Washington Suburban Sanitary Commission RB
4.00%, 06/01/23 (GTD)	85	86,811
5.00%, 06/01/23 (GTD)	725	746,284
5.00%, 06/15/23 (GTD)	575	592,739
		19,980,676
Massachusetts — 3.0%
City of Boston MA GO
5.00%, 11/01/23	2,000	2,085,748
Series A, 5.00%, 03/01/23	235	239,851
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/23	390	401,894
Commonwealth of Massachusetts GOL
Series 8, 5.00%, 07/01/23	175	180,533
Series A, 4.20%, 08/01/23 (AMBAC)	100	102,650
Series A, 5.00%, 03/01/23	260	265,322
Series A, 5.00%, 05/01/23	1,465	1,503,209
Series A, 5.00%, 07/01/23	430	443,596
Series B, 5.00%, 01/01/23	100	101,474
Series B, 5.00%, 07/01/23	1,030	1,062,567
Series B, 5.25%, 08/01/23	70	72,579
Series B, 5.25%, 09/01/23 (AGM)	990	1,029,375
Series C, 5.00%, 04/01/23	445	455,362
Series C, 5.00%, 10/01/23	110	114,379
Series C, 5.50%, 12/01/23 (AMBAC)	500	525,860
Series D, 5.00%, 07/01/23	280	288,853
Series E, 5.00%, 11/01/23	985	1,026,856
Series H, 5.00%, 12/01/23	120	125,420
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/23	375	385,694
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/23	250	257,975
Series B, 5.25%, 07/01/23	485	501,566
Series C, 5.50%, 07/01/23	75	77,731
Massachusetts Bay Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/23	160	165,029
Series A, 5.00%, 07/01/23	325	335,366
Massachusetts Clean Water Trust (The) RB, 5.00%, 08/01/23	255	263,845
Massachusetts Department of Transportation RB, Series C, 0.00%, 01/01/23 (NPFGC)(a)	85	84,371
Massachusetts School Building Authority RB
Series A, 5.00%, 05/15/23	425	436,523
Series A, 5.00%, 11/15/23 (ETM)	85	88,735
Series A, 5.00%, 05/15/38 (PR 05/15/23)	325	333,682
Series C, 4.00%, 08/15/23 (ETM)	60	61,534
Massachusetts State College Building Authority RB
4.00%, 05/01/23 (ST HGR ED INTERCEPT PROG)	140	142,605
4.00%, 05/01/23 (ETM) (ST HGR ED INTERCEPT PROG)	10	10,180

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
5.00%, 05/01/23 (ST INTERCEPT)	$100	$102,601
Massachusetts Water Resources Authority RB
Series A, 5.00%, 08/01/23	115	118,989
Series B, 5.25%, 08/01/23 (AGM)	275	285,217
University of Massachusetts Building Authority RB
5.00%, 11/01/23	100	104,287
Series 2021-1, 5.00%, 11/01/23	345	359,792
		14,141,250
Michigan — 1.4%
County of Macomb MI GOL, 4.00%, 05/01/23	100	101,891
Great Lakes Water Authority Water Supply System Revenue RB, Series A, 5.00%, 07/01/23	310	319,027
Michigan Finance Authority RB
5.00%, 11/15/23	50	51,881
Series B, 5.00%, 10/01/23	270	280,365
Michigan State Building Authority RB
Series I, 5.00%, 04/15/23	990	1,014,203
Series I, 5.00%, 10/15/23	300	312,245
State of Michigan GO
5.00%, 12/01/23	75	78,418
Series A, 5.00%, 05/01/23	55	56,447
Series A, 5.00%, 12/01/23	190	198,658
Series B, 5.00%, 11/01/23	20	20,857
State of Michigan RB, 5.00%, 03/15/23	525	536,206
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/23	2,070	2,159,722
University of Michigan RB
5.00%, 04/01/23 (ETM)	500	511,643
Series A, 5.00%, 04/01/23	265	271,224
Series A, 5.00%, 04/01/23 (ETM)	450	460,176
Wayne County Airport Authority RB, Series G, 5.00%, 12/01/23	100	104,368
		6,477,331
Minnesota — 1.7%
City of Rochester MN Electric Utility Revenue RB, Series E, 5.00%, 12/01/23	25	26,116
County of Hennepin MN GO
5.00%, 12/01/23	305	318,733
Series C, 5.00%, 12/01/23	385	402,336
Series A, 5.00%, 12/01/23	95	99,278
Series C, 5.00%, 12/01/23	70	73,152
Elk River Independent School District No. 728 GO, Series A, 5.00%, 02/01/23	85	86,508
Metropolitan Council GO
Series A, 5.00%, 03/01/23	320	326,644
Series B, 5.00%, 12/01/23	225	235,314
Minnesota Municipal Power Agency RB, 5.00%, 10/01/23	30	31,145
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/23	435	444,031
Southern Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/23	115	116,613
State of Minnesota GO
5.00%, 09/01/23	1,770	1,836,451
5.00%, 10/01/23	750	780,210
Series D, 5.00%, 10/01/23	100	104,028
Series A, 5.00%, 08/01/23	595	615,699
Series B, 5.00%, 08/01/23	840	869,221
Series B, 5.00%, 10/01/23	250	260,070
Series D, 5.00%, 08/01/23	745	770,918
Series F, 5.00%, 10/01/23	175	182,049
Security	Par (000)	Value

Minnesota (continued)
State of Minnesota RB, Series A, 5.00%, 06/01/23	$580	$596,150
		8,174,666
Mississippi — 0.2%
State of Mississippi GO
5.00%, 12/01/27 (PR 12/01/23)	770	804,776
Series F, 5.25%, 10/01/23	215	224,354
		1,029,130
Missouri — 1.1%
City of Kansas City MO GO, Series A, 5.00%, 02/01/23	550	559,232
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/23	235	242,914
Metropolitan St Louis Sewer District RB, Series B, 5.00%, 05/01/25 (PR 05/01/23)	175	179,432
Metropolitan St. Louis Sewer District Wastewater System RB, 5.00%, 05/01/23	660	677,013
Missouri Highway & Transportation Commission RB
Series A, 4.00%, 05/01/23	100	101,883
Series A, 5.00%, 05/01/23	330	338,657
Series B, 5.00%, 05/01/23	125	128,279
Series C, 5.00%, 02/01/23	620	630,998
Series S, 5.00%, 05/01/23	650	667,051
Missouri State Board of Public Buildings RB
5.00%, 10/01/23	425	441,968
Series A, 4.00%, 04/01/23	295	299,949
Series B, 5.00%, 10/01/23	120	124,791
Missouri State Environmental Improvement & Energy Resources Authority RB
Series A, 5.00%, 07/01/23	160	165,059
Series B, 5.00%, 01/01/23	80	81,179
Series B, 5.00%, 07/01/23	440	453,912
		5,092,317
Nebraska — 0.7%
Nebraska Public Power District RB
5.00%, 01/01/23	455	461,536
Series B, 5.00%, 01/01/23	235	238,376
Omaha Public Power District RB
5.00%, 02/01/23	1,935	1,968,450
Series A, 5.00%, 02/01/23	740	752,792
		3,421,154
Nevada — 2.9%
City of Las Vegas NV GOL, Series A, 5.00%, 06/01/23	115	118,251
Clark County School District GOL
Series A, 5.00%, 06/15/23	300	308,726
Series A, 5.00%, 06/15/23	300	308,726
Series B, 5.00%, 06/15/23	260	267,562
Series D, 5.00%, 06/15/23	2,000	2,058,171
Clark County Water Reclamation District GOL, 5.00%, 07/01/23	1,140	1,175,834
County of Clark Department of Aviation RB
5.00%, 07/01/23	215	221,658
Series A, 5.00%, 07/01/23	150	154,645
County of Clark NV GOL
5.00%, 06/01/23	75	77,057
5.00%, 11/01/23	580	603,397
5.00%, 12/01/23	100	104,286
Series A, 5.00%, 11/01/23	355	369,320
County of Clark NV Passenger Facility Charge Revenue RB, 5.00%, 07/01/23	380	391,768
County of Clark NV RB, 5.00%, 07/01/23	950	978,981

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
Las Vegas Valley Water District GOL
5.00%, 06/01/23	$1,180	$1,213,552
Series A, 5.00%, 06/01/23	570	586,207
Series B, 5.00%, 12/01/23	125	130,561
Nevada System of Higher Education COP, Series A, 5.00%, 07/01/23	40	41,202
Nevada System of Higher Education RB
Series A, 5.00%, 07/01/23	150	154,465
Series B, 5.00%, 07/01/23	100	102,977
State of Nevada GOL
5.00%, 11/01/23	1,000	1,042,620
Series D, 5.00%, 04/01/23	380	388,798
Series D-1, 5.00%, 03/01/23	675	688,736
Series H-1, 5.00%, 06/01/23	210	216,042
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/23	1,270	1,327,873
Truckee Meadows Water Authority RB, 5.00%, 07/01/23	305	314,729
Washoe County School District/NV GOL
Series A, 5.00%, 06/01/23 (PSF)	190	195,450
Series F, 5.00%, 06/01/23	40	41,147
		13,582,741
New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/23	125	128,790
New Hampshire Municipal Bond Bank RB
5.00%, 08/15/23	315	326,065
Series B, 5.00%, 08/15/23	100	103,513
Series C, 5.25%, 08/15/23 (HERBIP)	100	103,769
Series E, 5.00%, 08/15/23	125	129,431
State of New Hampshire GO, Series A, 5.00%, 03/01/23	200	204,152
		995,720
New Jersey — 1.8%
County of Monmouth NJ GO
5.00%, 01/15/23	120	121,893
5.00%, 07/15/23	115	118,773
Monmouth County Improvement Authority (The) RB
5.00%, 07/15/23	160	165,296
Series B, 4.00%, 08/01/23 (GTD)	115	117,843
Series B, 5.00%, 12/01/23 (GTD)	245	256,131
New Jersey Economic Development Authority RB
5.00%, 06/15/23	150	154,099
Series B, 5.00%, 11/01/23 (SAP)	470	487,772
Series DDD, 5.00%, 06/15/23	100	102,733
Series N-1, 5.50%, 09/01/23 (NPFGC)	200	207,675
Series NN, 5.00%, 03/01/23	800	814,825
Series UU, 5.00%, 06/15/23	50	51,366
Series XX, 5.00%, 06/15/23 (SAP)	1,005	1,032,463
New Jersey Educational Facilities Authority RB
5.00%, 06/01/23 (SAP)	95	97,486
5.00%, 06/15/23	140	143,826
5.00%, 07/01/23	400	412,759
Series B, 5.00%, 07/01/23	50	51,595
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/23	405	415,818
Series A, 5.75%, 06/15/23 (NPFGC)	100	103,385
Series AA, 5.00%, 06/15/23	505	518,844
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/23 (ETM)	10	10,147
Series B, 5.00%, 01/01/23	255	258,577
Series C, 5.00%, 01/01/23	170	172,385
Security	Par (000)	Value

New Jersey (continued)
State of New Jersey GO
5.00%, 06/01/23	$560	$575,357
Series A, 4.00%, 06/01/23	1,895	1,931,410
Series T, 5.00%, 06/01/23	350	359,598
		8,682,056
New Mexico — 1.0%
County of Santa Fe NM GO, 5.00%, 07/01/23	205	211,558
County of Santa Fe NM RB, 5.00%, 06/01/23	185	190,400
New Mexico Finance Authority RB
Series A, 5.00%, 06/15/23	145	149,371
Series B, 5.00%, 06/01/23	140	144,075
State of New Mexico GO
5.00%, 03/01/23	100	102,035
Series B, 5.00%, 03/01/23	600	612,210
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/23	155	159,872
Series A, 5.00%, 07/01/23	2,090	2,155,695
Series B, 4.00%, 07/01/23	390	398,734
Series B, 5.00%, 07/01/23	40	41,257
University of New Mexico (The) RB
Series A, 5.00%, 06/01/23	195	200,348
Series C, 5.00%, 06/01/23	295	303,090
		4,668,645
New York — 9.1%
City of New York NY GO
Series 1, 5.00%, 08/01/23	375	387,970
Series A, 4.00%, 08/01/23	150	153,709
Series A, 5.00%, 08/01/23	340	351,759
Series A-1, 5.00%, 08/01/23	320	331,067
Series C, 5.00%, 08/01/23	2,075	2,146,766
Series C-1, 5.00%, 08/01/23	2,250	2,327,818
Series D, 5.00%, 08/01/23	35	36,211
Series D-1, 5.00%, 08/01/23	50	51,729
Series E, 5.00%, 08/01/23	210	217,263
Series G, 5.00%, 08/01/23	705	729,383
Series H, 5.00%, 08/01/23	765	791,458
Series I, 5.00%, 03/01/23	65	66,342
Series I, 5.00%, 03/01/23 (ETM)	25	25,506
Series I, 5.00%, 08/01/23	655	677,654
Series J, 5.00%, 08/01/23	800	827,668
County of Albany NY GOL, 4.00%, 08/01/23	100	102,472
County of Nassau NY GOL, Series C, 5.00%, 04/01/28 (PR 04/01/23) (AGM)	515	527,027
Erie County Industrial Development Agency (The) RB, 5.00%, 05/01/23 (SAW)	250	256,369
Hudson Yards Infrastructure Corp. RB
4.00%, 02/15/23	155	157,055
Series A, 5.00%, 02/15/23	175	178,251
Long Island Power Authority RB
5.00%, 09/01/23	400	415,061
Series A, 5.00%, 09/01/23	150	155,648
Metropolitan Transportation Authority RB
4.00%, 11/15/23	200	204,654
Series A, 5.00%, 11/15/23	10	10,416
Series A-1, 5.00%, 11/15/23	50	51,966
Series A-2, 5.00%, 11/15/23	195	202,668
Series B, 5.00%, 11/15/23	1,635	1,699,294
Series B-3, 5.00%, 11/15/23	55	57,163
Series C, 5.00%, 11/15/23	160	166,292
Series C-1, 5.00%, 11/15/23	915	950,981

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series D, 5.00%, 11/15/23	$400	$415,729
Series F, 5.00%, 11/15/23	140	145,505
New York City Municipal Water Finance Authority RB, Series AA-2, 5.00%, 06/15/23	885	911,806
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/23 (SAW)	650	671,529
Series S-2, 5.00%, 07/15/23 (SAW)	370	382,284
Series S-3, 5.00%, 07/15/23 (SAW)	200	206,640
Series S-4A, 5.00%, 07/15/23 (SAW)	250	258,264
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/23	800	834,299
Series A-1, 4.00%, 08/01/23	125	128,103
Series A-1, 5.00%, 08/01/23	1,590	1,645,152
Series A-3, 5.00%, 08/01/23	215	222,458
Series B-1, 4.00%, 08/01/23	100	102,482
Series B-1, 5.00%, 11/01/23	100	104,287
Series C, 5.00%, 11/01/23	640	667,439
Series D, 5.00%, 11/01/23	315	328,505
Series E-1, 5.00%, 02/01/23	25	25,445
Series F-1, 5.00%, 02/01/23	365	371,493
Sub-Series C, 5.00%, 11/01/23	645	672,654
New York City Water & Sewer System RB
Series AA, 4.00%, 06/15/23	175	178,795
Series BB2, 4.00%, 06/15/23	135	138,026
Series DD, 5.00%, 06/15/23	385	396,661
New York Convention Center Development Corp. RB
5.00%, 11/15/23	25	26,015
Series B, 5.00%, 11/15/23	20	20,760
New York State Dormitory Authority RB
5.00%, 07/01/23	100	103,097
Series 2015 B-A, 5.00%, 03/15/23	110	112,417
Series A, 4.00%, 03/15/23	60	60,960
Series A, 4.00%, 10/01/23 (SAW)	240	246,881
Series A, 5.00%, 02/15/23	1,420	1,447,029
Series A, 5.00%, 03/15/23	1,385	1,415,431
Series A, 5.00%, 07/01/23	110	113,397
Series A, 5.00%, 10/01/23 (AGM)	65	67,541
Series A, 5.00%, 10/01/23 (SAW)	150	156,024
Series A, 5.00%, 02/15/36 (PR 02/15/23)	1,000	1,019,279
Series A, 5.50%, 05/15/23 (NPFGC)	205	211,361
Series B, 5.00%, 02/15/23	775	789,297
Series B, 5.00%, 07/01/23	315	324,901
Series B, 5.00%, 10/01/23	200	208,056
Series C, 5.00%, 03/15/23	3,335	3,408,279
Series D, 5.00%, 02/15/23	335	341,458
Series E, 5.00%, 02/15/23	325	331,178
Series E, 5.00%, 03/15/23	245	250,425
Series E, 5.00%, 10/01/23 (SAW)	50	52,008
New York State Environmental Facilities Corp. RB
5.00%, 05/15/23	200	205,651
5.00%, 06/15/23	605	624,038
Series B, 5.00%, 06/15/23	110	113,462
Series D, 5.00%, 09/15/23	175	181,694
New York State Thruway Authority RB
Series K, 5.00%, 01/01/23	160	162,278
Series L, 5.00%, 01/01/23	260	263,702
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/23	1,565	1,599,388
Series A-2, 5.00%, 03/15/23	175	178,845
Security	Par (000)	Value

New York (continued)
Series C-1, 5.00%, 03/15/23	$325	$332,141
Series D, 5.00%, 03/15/23	805	822,688
Series E, 5.00%, 03/15/23	140	143,076
Port Authority of New York & New Jersey RB
4.00%, 12/01/23	165	170,355
5.00%, 07/15/23	355	366,786
5.00%, 10/15/23	130	135,386
5.00%, 11/15/23	310	323,680
Series 179, 5.00%, 12/01/23	350	365,949
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/23	855	890,265
State of New York GO, Series A, 4.00%, 03/01/23	240	243,614
Town of Brookhaven NY GOL, Series A, 3.00%, 03/15/23	500	504,844
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/23	285	297,726
Series A, 5.00%, 11/15/23	140	146,251
Series A, 5.00%, 11/15/23	700	731,258
Series A, 5.00%, 11/15/23 (Call 05/15/23)	100	102,643
Series B, 4.00%, 11/15/23	380	392,147
Series B, 5.00%, 11/15/23	345	360,405
		43,429,242
North Carolina — 2.1%
Cape Fear Public Utility Authority RB, Series A, 5.00%, 06/01/23	50	51,443
City of Charlotte NC COP, Series C, 5.00%, 12/01/23	40	41,807
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/23	2,000	2,063,423
City of Winston-Salem NC RB, Series C, 5.00%, 06/01/23	20	20,591
County of Buncombe NC RB
5.00%, 06/01/23	335	344,695
Series A, 5.00%, 06/01/23	200	205,788
County of Durham NC GO, 5.00%, 10/01/23	200	208,032
County of Forsyth NC GO, 5.00%, 12/01/23	255	266,620
County of Guilford NC GO, Series A, 5.00%, 05/01/23	685	703,281
County of Mecklenburg NC GO
Series A, 5.00%, 09/01/23	100	103,743
Series B, 5.00%, 12/01/23	65	67,962
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/23	295	306,848
County of Union NC GO, 5.00%, 09/01/23	665	689,674
County of Wake NC GO
5.00%, 04/01/23	120	122,827
Series B, 4.00%, 05/01/23	125	127,373
Series C, 5.00%, 03/01/23	1,000	1,020,702
County of Wake NC RB
5.00%, 09/01/23	150	155,582
Series A, 5.00%, 12/01/23	465	486,064
North Carolina Medical Care Commission RB, 5.00%, 06/01/23	15	15,424
North Carolina Municipal Power Agency No. 1 RB
Series B, 5.00%, 01/01/23	110	111,599
Series E, 5.00%, 01/01/23	10	10,145
North Carolina State University at Raleigh RB, Series A, 5.00%, 10/01/28 (PR 10/01/23)	200	207,961
State of North Carolina GO
5.00%, 06/01/23	65	66,908
Series A, 5.00%, 06/01/23	1,615	1,662,417
State of North Carolina RB
5.00%, 03/01/23	720	734,271

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
Series A, 5.00%, 05/01/23	$260	$266,821
Series C, 5.00%, 05/01/23	155	159,066
		10,221,067
North Dakota — 0.0%
North Dakota Public Finance Authority RB, Series A, 5.00%, 10/01/23	105	109,217

Ohio — 3.6%
City of Cincinnati OH Water System Revenue RB, Series B, 5.00%, 12/01/23	190	198,658
City of Columbus OH GO
5.00%, 07/01/30 (PR 07/01/23)	1,250	1,289,523
Series 1, 5.00%, 07/01/23	175	180,614
Series 2017-1, 4.00%, 04/01/23	565	574,629
Series 5, 5.00%, 08/15/23	270	279,769
Series A, 4.00%, 07/01/23	25	25,576
Series A, 5.00%, 02/15/23	260	264,999
Series A, 5.00%, 04/01/23	170	174,016
Series A, 5.00%, 08/15/23	130	134,703
Series A, 5.00%, 08/15/28 (PR 08/15/23)	225	233,034
City of Columbus OH GOL, Series B, 5.00%, 08/15/23	270	279,769
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/23	135	141,079
County of Hamilton OH Sewer System Revenue RB, Series A, 5.00%, 12/01/23	320	334,366
Miami University/Oxford OH RB, 5.00%, 09/01/23	165	171,195
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/28 (PR 05/15/23)	625	641,896
Ohio Higher Educational Facility Commission RB
5.00%, 12/01/23	110	114,864
5.00%, 12/01/23 (ETM)	45	46,911
Series A, 5.00%, 12/01/23	160	167,075
Ohio State University (The) RB
5.00%, 12/01/23	610	637,302
Series A, 5.00%, 12/01/23	395	412,679
Ohio Turnpike & Infrastructure Commission RB
Series A, 5.00%, 02/15/23	425	433,310
Series A, 5.00%, 02/15/48 (PR 02/15/23)	2,000	2,035,848
Series A-1, 5.00%, 02/15/23	290	295,544
Ohio University RB, Series A, 5.00%, 12/01/23	120	125,225
Ohio Water Development Authority RB
5.00%, 12/01/23	615	643,359
Series A, 5.00%, 06/01/23	205	211,036
Series B, 5.00%, 12/01/23	130	135,994
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/23	180	185,300
5.00%, 12/01/23	255	266,758
5.50%, 06/01/23	235	242,886
5.50%, 12/01/23	150	157,901
Series 2015-A, 5.00%, 12/01/23	500	523,056
State of Ohio Department of Administrative Services COP, 5.00%, 09/01/23	275	284,992
State of Ohio GO
Series A, 5.00%, 03/01/23	155	158,200
Series A, 5.00%, 03/15/23	135	137,966
Series A, 5.00%, 05/01/23	370	379,734
Series A, 5.00%, 08/01/23	345	356,967
Series A, 5.00%, 09/01/23	500	518,717
Series A, 5.00%, 09/15/23	270	280,450
Series B, 4.00%, 09/01/23	200	205,351
Security	Par (000)	Value

Ohio (continued)
Series B, 5.00%, 08/01/23	$185	$191,417
Series C, 5.00%, 09/01/23	90	93,369
Series C, 5.00%, 11/01/23	110	114,716
Series S, 5.00%, 04/01/23	50	51,174
Series S, 5.00%, 05/01/23	135	138,552
Series T, 5.00%, 11/01/23	150	156,431
Series V, 5.00%, 05/01/23	500	513,154
Series W, 4.00%, 05/01/23	150	152,836
State of Ohio GOL, Series A, 5.00%, 09/01/23	115	119,305
State of Ohio RB
5.00%, 01/01/23	1,000	1,014,365
5.00%, 10/01/23 (ETM)	125	129,976
Series A, 5.00%, 02/01/23	100	101,749
Series A, 5.00%, 04/01/23	230	235,309
Series C, 5.00%, 12/01/23	440	459,693
		17,353,297
Oklahoma — 0.7%
City of Oklahoma City OK GO, 5.00%, 03/01/23	215	219,438
Grand River Dam Authority RB, Series A, 5.00%, 06/01/23	840	863,955
Oklahoma Agricultural & Mechanical Colleges RB, Series C, 5.00%, 08/01/23	130	134,470
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/23	315	325,018
Series A, 5.00%, 01/01/23	45	45,667
Series A, 5.00%, 07/01/23	140	144,453
Series B, 5.00%, 07/01/23	200	206,361
Series C, 5.00%, 01/01/23	100	101,483
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/23	180	185,691
Oklahoma Turnpike Authority RB, Series D, 4.00%, 01/01/23	180	181,839
Oklahoma Water Resources Board RB
4.00%, 10/01/23	425	436,986
5.00%, 04/01/23	335	342,778
Series A, 5.00%, 04/01/23	135	138,144
		3,326,283
Oregon — 1.9%
City of Eugene OR Electric Utility System Revenue RB, Series A, 5.00%, 08/01/23	225	232,691
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 03/01/23	500	510,204
Series A, 5.00%, 10/01/23	90	93,615
Series B, 5.00%, 06/15/23	1,205	1,241,216
Series B, 5.00%, 10/01/23	115	119,564
City of Portland OR Water System Revenue RB, Series A, 5.00%, 04/01/23	220	225,168
City of Salem OR GO, 5.00%, 06/01/23	100	102,911
City of Salem OR Water & Sewer Revenue RB, 5.00%, 06/01/23	75	77,183
Deschutes & Jefferson Counties School District No. 2J Redmond/OR GO, 0.00%, 06/15/23 (GTD)(a)	45	44,291
Multnomah County School District No. 1 Portland/OR GO, 5.00%, 06/15/23 (GTD)	260	267,906
Oregon State Business Development Commission RB, Series 232, VRDN,2.40%, 12/01/40 (Put 08/14/23)(b)(c)	350	351,324
Oregon State Lottery RB
Series A, 5.00%, 04/01/23	400	409,395
Series B, 5.00%, 04/01/23	135	138,171
Series C, 5.00%, 04/01/23	145	148,406
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/23	175	180,420
Portland Community College District GO, 5.00%, 06/15/23	255	262,754

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/23 (GTD)(a)	$150	$147,712
State of Oregon Department of Transportation RB
Series C, 5.00%, 11/15/23	160	166,998
Series A, 4.25%, 11/15/34 (PR 11/15/23)	850	878,820
Series A, 5.00%, 11/15/23	605	631,461
Series A, 5.00%, 11/15/29 (PR 11/15/23)	1,000	1,043,806
State of Oregon GO
Series A, 5.00%, 08/01/23	50	51,734
Series C, 5.00%, 06/01/23	100	102,911
Series D, 5.00%, 05/01/23	295	302,761
Series F, 5.00%, 05/01/23	100	102,631
Series G, 5.00%, 11/01/23	45	46,929
Series H, 5.00%, 05/01/23	495	508,023
Series L, 5.00%, 08/01/23	460	475,956
Series O, 5.00%, 08/01/23	70	72,428
Tri-County Metropolitan Transportation District of Oregon RB, Series B, 5.00%, 09/01/23	20	20,742
		8,958,131
Pennsylvania — 2.4%
City of Philadelphia PA GO
5.00%, 08/01/23	650	670,250
Series A, 5.00%, 08/01/23	115	118,583
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/23	550	558,177
First Series, 5.00%, 02/01/23	110	111,957
First Series, 5.00%, 03/01/23	265	270,471
First Series, 5.00%, 03/15/23	195	199,285
First Series, 5.00%, 04/01/23	185	189,345
First Series, 5.00%, 06/15/23	160	164,865
First Series, 5.00%, 08/15/23	2,990	3,097,548
First Series, 5.00%, 09/15/23	290	301,224
First Series, 5.00%, 04/01/24 (PR 04/01/23)	350	358,150
Second Series, 5.00%, 09/15/23	340	353,160
Second Series, 5.00%, 10/15/23	570	592,986
County of Lehigh PA GO, 4.00%, 11/15/23	650	669,849
Delaware County Authority RB
5.00%, 08/01/23	110	113,704
5.00%, 12/01/23	75	78,316
Pennsylvania Intergovernmental Cooperation Authority ST, 5.00%, 06/15/23	225	231,782
Pennsylvania State University (The) RB, Series B, 5.00%, 09/01/23	225	233,571
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, RB, Series A, 5.00%, 12/01/23	180	188,203
Pennsylvania Turnpike Commission RB
5.00%, 12/01/23	750	782,959
Series A, 5.00%, 12/01/23	335	349,722
Series A, 5.25%, 07/15/23 (AGM)	175	181,290
Series A-1, 5.00%, 12/01/23	225	234,888
Series B, 5.00%, 12/01/23	35	36,524
Series C, 5.00%, 12/01/43 (PR 12/01/23)	1,200	1,254,196
Southeastern Pennsylvania Transportation Authority RB, 5.00%, 06/01/23	120	123,240
		11,464,245
Rhode Island — 0.7%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/23	485	499,363
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/23	215	223,001
Security	Par (000)	Value

Rhode Island (continued)
Rhode Island Infrastructure Bank Water Pollution Control
Revolving Fund RB
Series A, 5.00%, 10/01/23	$295	$306,848
Series B, 5.00%, 10/01/23	525	546,085
Series C, 5.00%, 10/01/23	25	26,004
State of Rhode Island COP, Series B, 5.00%, 10/01/23	145	150,601
State of Rhode Island GO
5.00%, 11/01/23	50	52,144
Series A, 3.00%, 08/01/23	500	507,481
Series A, 5.00%, 05/01/23	150	153,946
Series D, 5.00%, 08/01/23	585	605,292
Series A, 5.00%, 08/01/23	120	124,162
		3,194,927
South Carolina — 0.5%
Beaufort County School District/SC GO, 5.00%, 03/01/23 (SCSDE)	1,000	1,020,644
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/23	120	125,468
Clemson University RB, 5.00%, 05/01/23	140	143,566
South Carolina Transportation Infrastructure Bank RB
5.00%, 10/01/23	250	259,893
Series A, 5.00%, 10/01/23	120	124,748
State of South Carolina GO
Series A, 5.00%, 04/01/23 (SAW)	295	301,870
Series A, 5.00%, 08/01/23 (SAW)	200	206,877
		2,183,066
Tennessee — 1.7%
City of Memphis TN GO
5.00%, 05/01/23	370	379,678
Series A, 5.00%, 11/01/23	135	140,754
County of Blount TN GO, Series B, 5.00%, 06/01/23	260	267,349
County of Hamilton TN GO, Series A, 5.00%, 05/01/23	260	266,821
County of Knox TN GO
5.00%, 04/01/23	50	51,148
5.00%, 06/01/23	175	179,976
County of Shelby TN GO
Series A, 4.00%, 03/01/23	260	263,672
Series A, 5.00%, 03/01/23	160	163,181
County of Sumner TN GO, 5.00%, 12/01/23	70	73,029
County of Washington TN GO, Series A, 4.00%, 06/01/23	95	96,936
County of Williamson TN GO, 5.00%, 04/01/23	70	71,630
Metropolitan Government Nashville & Davidson County Sports Authority RB, 5.00%, 07/01/23	105	108,009
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/23	215	220,868
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/23	1,405	1,449,293
Series A, 5.00%, 07/01/23	400	412,610
Series A, 5.00%, 01/01/29 (PR 01/01/23)	60	60,885
Series A, 5.00%, 01/01/33 (PR 01/01/23)	1,250	1,268,427
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/23	70	72,207
Series B, 5.00%, 07/01/23	100	103,153
State of Tennessee GO
Series A, 5.00%, 08/01/23	870	900,794
Series A, 5.00%, 09/01/23	250	259,551
Series B, 5.00%, 08/01/23	140	144,955
Tennessee State School Bond Authority RB
5.00%, 11/01/23	300	312,482

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Series A, 5.00%, 11/01/23	$240	$249,985
Series B, 5.00%, 11/01/23	660	687,460
		8,204,853
Texas — 10.3%
Abilene Independent School District GO, 5.00%, 02/15/23 (PSF)	175	178,393
Aldine Independent School District GO, 5.00%, 02/15/23 (PSF)	135	137,566
Allen Independent School District GO, 5.00%, 02/15/23 (PSF)	225	229,265
Alvin Independent School District/TX GO, Series C, 5.00%, 02/15/23 (PSF)	235	239,480
Arlington Independent School District/TX GO, Series B, 5.00%, 02/15/23 (PSF)	385	392,361
Austin Community College District GOL, 5.00%, 08/01/23	1,290	1,333,703
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/23	100	103,388
Austin Independent School District GO
5.00%, 08/01/23 (PSF)	550	569,078
Series B, 5.00%, 08/01/23	460	475,956
Series B, 5.00%, 08/01/23 (PSF)	190	196,591
Birdville Independent School District GO
5.00%, 02/15/23 (PSF)	45	45,855
Series B, 5.00%, 02/15/23 (PSF)	40	40,760
Board of Regents of the University of Texas System RB
Series A, 5.00%, 08/15/23	240	248,582
Series I, 5.00%, 08/15/23	375	388,410
Series J, 5.00%, 08/15/23	610	631,813
Bryan Independent School District GO, 4.00%, 02/15/23 (PSF)	250	253,449
Central Texas Regional Mobility Authority RB, Series A, 5.00%, 01/01/23	100	101,257
Central Texas Turnpike System RB
0.00%, 08/15/23(a)	705	692,935
Series A, 0.00%, 08/15/23 (AMBAC)(a)	250	244,501
Series C, 5.00%, 08/15/23	660	682,353
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/23	235	245,217
City of Austin TX GOL, 5.00%, 09/01/23	1,560	1,618,396
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/23	40	41,089
5.00%, 11/15/23	1,015	1,059,014
Series A, 5.00%, 05/15/23	145	148,946
Series A, 5.00%, 11/15/23	375	391,303
City of Dallas TX Waterworks & Sewer System Revenue RB, Series A, 5.00%, 10/01/23	100	104,004
City of Denton TX GOL, 5.00%, 02/15/23	115	117,093
City of Fort Worth TX GOL, 5.00%, 03/01/23	785	800,191
City of Fort Worth TX Water & Sewer System Revenue RB, Series A, 5.00%, 02/15/23	165	168,038
City of Garland TX GOL, 5.00%, 02/15/23	165	168,092
City of Houston TX Combined Utility System Revenue RB
5.00%, 11/15/23	140	146,086
Series B, 5.00%, 11/15/23	140	146,086
Series C, 5.00%, 05/15/23	355	364,662
Series D, 5.00%, 11/15/23	200	208,695
Serries C, 5.00%, 11/15/23	310	323,477
City of Houston TX GOL, Series A, 5.00%, 03/01/23	135	137,747
City of Lubbock TX GOL, 5.00%, 02/15/23	110	112,103
City of Plano TX GOL, 5.00%, 09/01/23	180	186,659
City of Round Rock TX GOL, 5.00%, 08/15/23	75	77,682
City of San Antonio Texas Electric & Gas Systems Revenue RB, Series REF, 5.00%, 02/01/23	175	178,043
Security	Par (000)	Value

Texas (continued)
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/23	$505	$513,780
5.00%, 02/01/23 (ETM)	675	686,906
City of San Antonio TX GOL, 5.00%, 02/01/23	520	529,094
City of Waco TX GOL, 5.00%, 02/01/23	75	76,312
Clear Creek Independent School District GO, 5.00%, 02/15/23 (PSF)	140	142,661
Conroe Independent School District GO
5.00%, 02/15/23 (PSF)	225	229,277
Series A, 5.00%, 02/15/23 (PSF)	165	168,137
County of Bexar TX GOL, 5.00%, 06/15/23	415	427,509
County of Harris TX GOL, Series A, 5.00%, 10/01/23	90	93,508
County of Harris TX RB
5.00%, 08/15/23	275	284,892
Series A, 5.00%, 08/15/23	300	310,791
Cuero Independent School District GO, 5.00%, 08/15/30 (PR 08/15/23) (PSF)	540	558,715
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/23 (PSF)	590	601,249
Series A, 5.00%, 02/15/23 (PSF)	35	35,667
Dallas Area Rapid Transit RB
5.00%, 12/01/23	150	156,835
Series A, 5.00%, 12/01/23	355	371,177
Dallas Independent School District GO, 5.00%, 08/15/23 (PSF)	100	103,576
Dallas/Fort Worth International Airport RB
5.00%, 11/01/23	200	208,321
Series G, 5.00%, 11/01/23	160	166,252
Denton Independent School District GO, 5.00%, 08/15/23 (PSF)	100	103,597
Fort Bend Independent School District GO, Series A, 5.00%, 08/15/23 (PSF)	135	139,856
Frisco Independent School District GO, Series A, 5.00%, 08/15/23 (PSF)	80	82,894
Garland Independent School District GO, 5.00%, 02/15/23 (PSF)	255	259,875
Goose Creek Consolidated Independent School District GO, 5.00%, 02/15/28 (PR 02/15/23) (PSF)	900	917,107
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/23 (PSF)(a)	100	98,223
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/23	385	398,848
Houston Community College System GOL, 5.00%, 02/15/23	270	275,045
Houston Independent School District GOL
5.00%, 02/15/23 (PSF)	350	356,616
Series A, 5.00%, 02/15/23 (PSF)	185	188,497
Humble Independent School District GO, Series B, 5.00%, 02/15/23 (PSF)	50	50,956
Katy Independent School District GO
5.00%, 02/15/23 (PSF)	95	96,811
Series A, 5.00%, 02/15/23 (PSF)	370	377,054
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/23 (PSF)	50	50,942
Killeen Independent School District GO, 5.00%, 02/15/23 (PSF)	180	183,480
Klein Independent School District GO
5.00%, 02/01/23 (PSF)	150	152,601
Series A, 5.00%, 08/01/23 (PSF)	390	403,173
Laredo Independent School District GO, 5.00%, 08/01/23 (PSF)	25	25,824
Leander Independent School District GO
0.00%, 08/15/23 (PSF)(a)	240	235,300

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
5.00%, 08/15/23 (PSF)	$20	$20,732
Series A, 5.00%, 08/15/23 (PSF)	85	88,111
Series A, 0.00%, 08/15/23 (PSF)(a)	50	49,119
Series B, 5.00%, 08/15/23	75	77,698
Series D, 0.00%, 08/15/23 (PSF)(a)	95	93,139
Lewisville Independent School District GO
5.00%, 08/15/23	200	207,194
5.00%, 08/15/23 (PSF)	800	828,523
Series A, 4.00%, 08/15/23 (PSF)	35	35,889
Series A, 5.00%, 08/15/23 (PSF)	170	176,061
Series B, 5.00%, 08/15/23	115	119,136
Lone Star College System GOL, Series B, 5.00%, 02/15/23	335	341,350
Lower Colorado River Authority RB
5.00%, 05/15/23	320	328,098
Series B, 5.00%, 05/15/23	355	363,984
Magnolia Independent School District/TX GO, 5.00%, 08/15/23 (PSF)	90	93,218
Manor Independent School District GO, 5.00%, 08/01/23 (PSF)	100	103,347
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/23	365	380,510
Series A, 5.00%, 11/01/23	290	302,323
Series B, 5.00%, 11/01/23	415	432,635
North East Independent School District/TX GO
5.00%, 08/01/23 (PSF)	730	754,952
5.25%, 02/01/23 (PSF)	220	224,130
Series B, 5.00%, 02/01/23 (PSF)	175	178,069
North Texas Municipal Water District RB
5.00%, 06/01/23	305	313,871
6.25%, 06/01/23	75	77,967
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/23	560	581,086
North Texas Tollway Authority RB
5.00%, 01/01/23	400	405,511
5.00%, 01/01/23 (ETM)	190	192,785
Series A, 5.00%, 01/01/23	570	577,854
Series B, 5.00%, 01/01/23	280	283,858
Northside Independent School District GO
3.00%, 08/15/23 (PSF)	115	116,781
5.00%, 06/15/23 (PSF)	25	25,760
5.00%, 08/01/23 (PSF)	75	77,602
5.00%, 08/15/23 (PSF)	390	404,028
Series A, 5.00%, 08/15/23 (PSF)	85	88,057
Northwest Independent School District GO
Series A, 5.00%, 02/15/23 (PSF)	200	203,802
Series B, 5.00%, 02/15/23 (PSF)	120	122,281
Pasadena Independent School District GO, 5.00%, 02/15/23 (PSF)	95	96,806
Permanent University Fund - Texas A&M University System RB
5.00%, 07/01/23	200	206,342
Series A, 5.00%, 07/01/23	170	175,391
Series A, 5.25%, 07/01/23	195	201,624
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/23	50	51,613
Series B, 5.00%, 07/01/23	140	144,518
Plano Independent School District GO, 5.00%, 02/15/23 (PSF)	385	392,319
Prosper Independent School District GO, 5.00%, 02/15/23 (PSF)	175	178,251
Round Rock Independent School District GO, 5.00%, 08/01/23 (PSF)	1,715	1,774,315
Security	Par (000)	Value

Texas (continued)
San Angelo Independent School District GO, Series A, 5.00%, 02/15/23 (PSF)	$190	$193,602
San Antonio Water System RB
Series A, 5.00%, 05/15/23	245	251,766
Series B, 5.00%, 05/15/23	160	164,419
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/23	100	103,780
Spring Branch Independent School District GOL, Series A, 5.00%, 02/01/23 (PSF)	185	188,272
Spring Independent School District GO, 5.00%, 08/15/23 (PSF)	420	435,107
State of Texas GO
5.00%, 04/01/23	150	153,513
5.00%, 08/01/23	150	155,188
5.00%, 10/01/23	1,005	1,045,244
Series A, 5.00%, 10/01/23	120	124,805
Series A, 5.00%, 10/01/23	540	561,624
Series B-1, 5.00%, 08/01/23	100	103,459
Series D, 5.00%, 05/15/23	100	102,754
Series I, 5.00%, 04/01/23	115	117,693
State of Texas GOL, Series A, 5.00%, 08/01/23	175	181,053
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 08/15/23	100	103,571
5.00%, 12/01/23	40	41,742
Tarrant Regional Water District RB, 6.00%, 09/01/23	200	209,379
Tarrant Regional Water District Water Supply System RB
5.00%, 03/01/23	410	418,199
Series A, 5.00%, 03/01/23	145	147,900
Texas A&M University RB
5.00%, 05/15/23	805	827,102
Series B, 5.00%, 05/15/23	180	184,942
Series D, 5.00%, 05/15/23	35	35,961
Series E, 5.00%, 05/15/23	210	215,766
Texas A&M University Revenue RB, 5.00%, 05/15/37	710	729,477
Texas State Technical College RB, 5.00%, 10/15/23	20	20,819
Texas State University System RB
5.00%, 03/15/23	170	173,735
Series A, 5.00%, 03/15/23	1,300	1,328,564
Texas Transportation Commission State Highway Fund RB
First Series, 5.00%, 10/01/23	630	654,557
Series A, 5.00%, 04/01/23	160	163,650
Series A, 5.00%, 10/01/23	170	176,626
Texas Water Development Board RB
5.00%, 04/15/23	125	128,145
5.00%, 08/01/23	125	129,399
Series A, 5.00%, 04/15/23	715	732,990
Series A, 5.00%, 10/15/23	250	260,510
Series B, 5.00%, 10/15/23	200	208,408
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/23	75	77,617
Trinity River Authority RB, 5.00%, 02/01/23	155	157,679
Tyler Independent School District GO, 5.00%, 02/15/38 (PR 02/15/23) (PSF)	1,000	1,018,466
United Independent School District GO, 5.00%, 08/15/23 (PSF)	25	25,889
University of Houston RB, 4.00%, 02/15/23	85	86,113
University of North Texas System RB, Series A, 5.00%, 04/15/23	100	102,552
University of Texas System (The) RB
Series C, 5.00%, 08/15/23	375	388,410
Series D, 5.00%, 08/15/23	460	476,449

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series H, 5.00%, 08/15/23	$25	$25,894
		49,013,107
Utah — 1.5%
Alpine School District/UT GO, 5.00%, 03/15/23 (GTD)	375	383,122
Central Utah Water Conservancy District RB, Series A, 5.00%, 10/01/23	110	114,418
City of Salt Lake City UT Public Utilities Revenue RB, 5.00%, 02/01/23	100	101,764
County of Salt Lake UT RB, 5.00%, 08/15/30 (PR 08/15/23)	1,750	1,812,489
Davis School District GO, 5.00%, 06/01/23 (GTD)	270	277,882
Intermountain Power Agency RB, Series A, 5.00%, 07/01/23	280	288,205
Jordan Valley Water Conservancy District RB, Series B, 5.00%, 10/01/23	75	78,012
State of Utah GO, 5.00%, 07/01/23	40	41,272
University of Utah (The) RB
Series A, 5.00%, 08/01/23 (SAP)	350	361,999
Series B, 5.00%, 08/01/23	175	180,999
Series B, 5.00%, 08/01/27 (PR 08/01/23)	1,075	1,111,419
Series B, 5.00%, 08/01/28 (PR 08/01/23)	565	584,141
Series B-1, 5.00%, 08/01/23	205	212,028
Utah Associated Municipal Power Systems RB, Series A, 5.00%, 09/01/23	620	641,985
Utah State Building Ownership Authority RB, 5.00%, 05/15/23	405	416,151
Utah Transit Authority RB, Series A, 5.00%, 06/15/23	245	252,515
Washington County School District Board of Education/St George GO, 5.00%, 03/01/23 (GTD)	110	112,271
		6,970,672
Vermont — 0.0%
State of Vermont GO, Series B, 5.00%, 08/15/23	100	103,597
University of Vermont & State Agricultural College RB, 5.00%, 10/01/23	25	25,960
Vermont Municipal Bond Bank RB, Series 4, 5.00%, 12/01/23	25	26,136
		155,693
Virginia — 5.0%
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 11/01/23	1,000	1,034,291
City of Alexandria VA GO, 5.00%, 07/15/23 (SAW)	635	656,450
City of Falls Church VA GO, Series B, 5.00%, 07/15/23	250	258,300
City of Hampton VA GO, Series A, 5.00%, 09/01/23 (SAW)	10	10,371
City of Newport News VA GO
5.00%, 07/15/23 (SAW)	415	428,497
Series A, 5.00%, 08/01/23	60	62,039
City of Norfolk VA GO
5.00%, 08/01/23 (SAW)	425	439,742
Series A, 5.00%, 08/01/23 (SAW)	35	36,214
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/23	175	177,841
Commonwealth of Virginia GO
Series B, 4.00%, 06/01/23	500	510,443
Series B, 5.00%, 06/01/23	100	102,911
County of Arlington VA GO, 5.00%, 08/15/23	100	103,597
County of Chesterfield VA Water & Sewer Revenue RB, 5.00%, 11/01/23	70	73,001
County of Fairfax VA GO
4.00%, 10/01/23 (SAW)	275	282,885
Series A, 5.00%, 10/01/23 (SAW)	700	728,113
Series B, 5.00%, 04/01/23 (SAW)	75	76,762
Series B, 5.00%, 10/01/23 (SAW)	625	650,101
County of Henrico VA GO
5.00%, 08/01/23 (SAW)	200	206,938
Series A, 5.00%, 08/01/23	165	170,723
Security	Par (000)	Value

Virginia (continued)
County of Loudoun VA GO
Series A, 5.00%, 12/01/23	$140	$146,228
Series A, 5.00%, 12/01/23 (SAW)	600	626,691
County of Prince William VA COP, 5.00%, 10/01/23	120	124,663
County of Prince William VA GO, 5.00%, 08/01/23 (SAW)	100	103,469
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/23	200	205,300
Fairfax County Water Authority RB, 5.00%, 04/01/23	515	527,166
Hampton Roads Sanitation District RB, Series A, 5.00%, 07/01/23	500	515,948
Town of Leesburg VA GO, 5.00%, 01/15/23 (SAW)	125	127,041
Virginia College Building Authority RB
5.00%, 02/01/23	800	813,789
5.00%, 09/01/23 (ST INTERCEPT)	720	746,557
Series A, 5.00%, 02/01/23	385	391,636
Series A, 5.00%, 09/01/23	40	41,475
Series A, 5.00%, 02/01/28 (PR 02/01/23)	1,025	1,043,079
Series E-1, 5.00%, 02/01/23	295	300,085
Series E-2, 5.00%, 02/01/23	555	564,566
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/23	780	800,856
5.00%, 09/15/23	115	119,451
5.00%, 09/15/23 (PR 03/15/23)	1,100	1,124,012
Series A, 5.00%, 05/15/23	180	184,813
Series C, 5.00%, 05/15/23	90	92,406
Virginia Public Building Authority RB
5.00%, 08/01/23	950	982,760
Series C, 5.00%, 08/01/23	525	543,104
Series A, 4.00%, 08/01/23	145	148,570
Series A, 5.00%, 08/01/23	290	300,001
Series A, 5.00%, 08/01/26 (PR 08/01/23)	220	227,564
Series B, 5.00%, 08/01/23	865	894,830
Virginia Public School Authority RB
4.00%, 10/01/23 (SAW)	100	102,891
5.00%, 03/01/23 (SAW)	150	153,114
5.00%, 07/15/23 (SAW)	45	46,503
5.00%, 08/01/23	1,735	1,795,182
5.00%, 08/01/23 (SAW)	390	403,528
Series B, 5.00%, 08/01/23	100	103,469
Series A, 5.00%, 08/01/23 (SAW)	280	289,712
Series B, 5.00%, 08/01/23 (SAW)	225	232,805
Series VI, 5.00%, 04/15/23	155	158,845
Virginia Resources Authority Clean Water Revolving Fund RB, 5.00%, 10/01/23	665	691,787
Virginia Resources Authority RB
Series A, 4.00%, 11/01/23	100	103,070
Series A, 5.00%, 11/01/23	1,080	1,126,441
Series B, 5.00%, 11/01/23	200	208,600
Series S, 5.00%, 11/01/23	390	406,770
		23,527,996
Washington — 6.1%
Central Puget Sound Regional Transit Authority TB, 5.00%, 11/01/23	100	104,275
City of Bellevue WA GOL, 4.00%, 12/01/28 (PR 06/01/23)	1,200	1,224,461
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/23	145	148,406
5.00%, 07/01/23	300	309,569
5.00%, 09/01/23	1,000	1,037,433
City of Seattle WA GO, 5.00%, 12/01/23	100	104,503
City of Seattle WA GOL
5.00%, 05/01/23	1,060	1,087,566

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series A, 5.00%, 04/01/23	$445	$455,333
Series A, 5.00%, 06/01/23	100	102,877
Series A, 5.00%, 11/01/23	100	104,237
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/23	400	415,061
Series B, 5.00%, 04/01/23	350	358,268
Series C, 5.00%, 09/01/23	290	300,919
Series C, 5.00%, 10/01/23	195	202,878
City of Seattle WA Water System Revenue RB, 5.00%, 05/01/23	390	400,142
City of Spokane WA Water & Wastewater Revenue RB, 5.00%, 12/01/23	390	407,614
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/23	205	208,031
Clark County Public Utility District No. 1 RB, Series 1, 5.00%, 01/01/23	235	238,395
Clark County School District No. 117 Camas GO, 5.00%, 12/01/23 (GTD)	115	120,240
County of King WA GOL
5.00%, 07/01/23	480	495,310
5.25%, 01/01/23	115	116,828
Series B, 5.00%, 12/01/23	260	271,848
Series E, 5.00%, 12/01/23	165	172,519
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/23	430	443,636
County of Snohomish WA GOL
4.00%, 12/01/43 (PR 06/01/23)	2,000	2,040,768
5.00%, 12/01/23	125	130,611
Energy Northwest RB
5.00%, 07/01/23	110	113,458
Series A, 4.00%, 07/01/23	150	153,359
Series A, 5.00%, 07/01/23	1,520	1,567,778
Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project RB, Series A, 5.00%, 01/01/23	250	253,685
Grant County Public Utility District No. 2 Electric Revenue RB, Series J, 5.00%, 01/01/38 (PR 07/01/23)	1,000	1,031,619
King County School District No. 216 Enumclaw GO, 5.00%, 12/01/23 (GTD)	50	52,245
King County School District No. 401 Highline GO, 5.00%, 12/01/23 (GTD)	25	26,122
King County School District No. 403 Renton GO, 5.00%, 12/01/23 (GTD)	125	130,612
King County School District No. 405 Bellevue GO, 5.00%, 12/01/23 (GTD)	2,870	3,000,784
King County School District No. 411 Issaquah GO, 5.00%, 12/01/23 (GTD)	255	266,517
King County School District No. 415 Kent GO, 5.00%, 12/01/23 (GTD)	90	94,040
Pierce County School District No. 320 Sumner GO, 5.00%, 12/01/23 (GTD)	175	182,856
Pierce County School District No. 403 Bethel GO, 5.00%, 06/01/23 (GTD)	65	66,865
Pierce County School District No. 416 White River GO, 5.00%, 12/01/23 (GTD)	70	73,133
Port of Seattle WA GOL
5.00%, 01/01/23	55	55,818
5.00%, 06/01/23	250	257,277
Port of Seattle WA RB, Series B, 5.00%, 03/01/23	70	71,363
Port of Tacoma WA GOL, Series A, 5.00%, 12/01/23	180	188,129
Port of Tacoma WA RB, Series A, 4.00%, 12/01/23	125	128,889
Skagit County School District No. 103 Anacortes GO, 5.00%, 12/01/23 (GTD)	25	26,122
Security	Par (000)	Value

Washington (continued)
Snohomish County School District No. 15 Edmonds GO, 4.00%, 12/01/23 (GTD)	$20	$20,636
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/23 (GTD)	165	172,407
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/23 (GTD)	140	146,285
Snohomish County School District No. 6 Mukilteo GO, 5.00%, 12/01/23 (GTD)	245	256,164
Spokane & Whitman Counties School District No. 360 Cheney GO, 5.00%, 12/01/23 (GTD)	100	104,489
State of Washington COP
Series A, 5.00%, 07/01/23	485	500,020
Series B, 5.00%, 07/01/23	235	242,278
State of Washington GO
5.00%, 07/01/23	125	128,987
5.00%, 08/01/23	110	113,816
Series C, 5.00%, 02/01/23	350	356,226
Series A, 5.00%, 08/01/23	420	434,569
Series B, 5.00%, 07/01/23	1,280	1,320,828
Series B, 5.00%, 08/01/23	185	191,417
Series C, 5.00%, 02/01/23	250	254,447
Series C, 5.50%, 07/01/23	45	46,651
Series D, 5.00%, 02/01/23	210	213,735
Series E, 5.00%, 06/01/23	100	102,911
Series E, 5.25%, 02/01/23	150	152,854
Series R, 4.00%, 07/01/23	90	92,057
Series R, 5.00%, 07/01/23	765	789,401
Series R-2015, 5.00%, 07/01/23	350	361,164
Series R-2017A, 5.00%, 08/01/23	235	243,151
Series R-2018D, 5.00%, 08/01/23	100	103,469
Series R-C, 5.00%, 07/01/23	390	402,440
State of Washington RB
5.00%, 09/01/23	1,000	1,035,131
Series C, 5.00%, 09/01/23	1,130	1,169,698
University of Washington RB
Series A, 4.00%, 12/01/23	165	170,355
Series B, 4.00%, 06/01/23	235	239,908
Series C, 5.00%, 12/01/23	215	224,797
Washington State University RB
5.00%, 04/01/23	315	322,081
5.00%, 10/01/23	120	124,607
Yakima County School District No. 90 East Valley GO, 5.00%, 12/01/23 (GTD)	15	15,663
		28,795,041
West Virginia — 0.5%
State of West Virginia GO
Series A, 5.00%, 06/01/23	625	643,193
Series A, 5.00%, 11/01/23	55	57,358
Series A, 5.00%, 12/01/23	100	104,557
Series B, 5.00%, 06/01/23	225	231,549
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/23	600	622,460
West Virginia Parkways Authority RB, 5.00%, 06/01/23	260	267,568
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/23	225	231,760
West Virginia Water Development Authority RB
Series A, 5.00%, 07/01/23	100	103,106
Series A-II, 5.00%, 11/01/23	80	83,430
		2,344,981
Wisconsin — 3.0%
City of Madison WI GO, Series A, 4.00%, 10/01/23	500	514,042

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
City of Madison WI Water Utility Revenue RB, 5.00%, 01/01/23	$50	$50,733
City of Milwaukee WI GO, Series N1, 5.00%, 02/01/23	270	274,667
Milwaukee County Metropolitan Sewer District GO, Series A, 5.00%, 10/01/23	370	384,729
Milwaukee Metropolitan Sewerage District GO, 4.00%, 10/01/23	205	210,805
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 5.00%, 06/01/24 (PR 06/01/23)	1,490	1,532,366
Series 2, 5.00%, 06/01/23	115	118,270
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/23	930	957,070
State of Wisconsin GO
5.00%, 05/01/23	1,000	1,026,764
5.00%, 11/01/23	565	589,367
Series D, 5.00%, 05/01/23	360	369,635
Series 1, 5.00%, 05/01/23	475	487,713
Series 1, 5.00%, 11/01/23	320	333,801
Series 2, 5.00%, 11/01/23	255	265,997
Series A, 5.00%, 05/01/23	100	102,676
Series A, 5.00%, 05/01/28 (PR 05/01/23)	1,000	1,025,702
Series A, 5.00%, 05/01/29 (PR 05/01/23)	2,000	2,051,404
Series B, 4.00%, 05/01/23	55	56,065
Series C, 5.00%, 05/01/23	40	41,071
State of Wisconsin RB, Series A, 5.00%, 05/01/23	450	461,805
Wisconsin Department of Transportation RB
Series 1, 4.00%, 07/01/23	95	97,119
Series 1, 5.00%, 07/01/23	350	360,970
Series 1, 5.00%, 07/01/26 (PR 07/01/23)	645	665,095
Series 1, 5.00%, 07/01/27 (PR 07/01/23)	640	660,236
Series 1, 5.00%, 07/01/30 (PR 07/01/23)	240	247,588
Security	Par/ Shares (000)	Value

Wisconsin (continued)
Series 2, 5.00%, 07/01/23	$255	$262,992
Series A, 5.00%, 07/01/23	625	644,588
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/23	115	119,016
Series A, 5.00%, 11/15/23	40	41,681
WPPI Energy RB, Series A, 5.00%, 07/01/23	230	236,655
		14,190,622

Total Long-Term Investments — 98.7%
(Cost: $469,042,493)		468,375,712

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Liquidity Funds: MuniCash, 0.96%(d)(e)	1,674	1,674,482

Total Short-Term Securities — 0.4%
(Cost: $1,674,406)		1,674,482

Total Investments in Securities — 99.1%
(Cost: $470,716,899)		470,050,194

Other Assets Less Liabilities — 0.9%		4,428,129

Net Assets — 100.0%		$474,478,323

(a)	Zero-coupon bond.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$423,667	$1,250,260	(a)	$—	$479	$76	$1,674,482	1,674	$4,858	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$468,375,712	$—	$468,375,712
Money Market Funds	1,674,482	—	—	1,674,482
	$1,674,482	$468,375,712	$—	$470,050,194

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.	MO	Moral Obligation
AGM	Assured Guaranty Municipal Corp.	NPFGC	National Public Finance Guarantee Corp.
AMBAC	Ambac Assurance Corp.	PR	Prerefunded
BAM	Build America Mutual Assurance Co.	PSF	Permanent School Fund
COP	Certificates of Participation	RB	Revenue Bond
ETM	Escrowed to Maturity	SAP	Subject to Appropriations
GO	General Obligation	SAW	State Aid Withholding
GOL	General Obligation Limited	SCSDE	South Carolina State Department of Education
GTD	Guaranteed	ST	Special Tax
HERBIP	Higher Education Revenue Bond Intercept Program